Consolidated Statement of Changes in Stockholders' (Deficit) Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2011	$ 4,610,701	$ 38,580	$ 8,256,864	$ (3,684,743)
Balance, shares at Dec. 31, 2011		38,580,261
Exercise of stock options for common stock	50,851	253	50,598
Exercise of stock options for common stock,Shares		252,565
Stock-based compensation expense for stock options	814,996		814,996
Stock-based compensation expense for restricted stock awards	314,964		314,964
Net loss	(4,030,641)			(4,030,641)
Balance at Dec. 31, 2012	1,760,871	38,833	9,437,422	(7,715,384)
Balance, shares at Dec. 31, 2012		38,832,826
Stock-based compensation expense for stock options	265,704		265,704
Stock-based compensation expense for restricted stock awards	609,265		609,265
Stock issued in exchange for domain name	100,000	100	99,900
Stock issued in exchange for domain name, shares		100,000
Net loss	(3,346,231)			(3,346,231)
Balance at Sep. 30, 2013	(610,391)	38,933	10,412,291	(11,061,615)
Balance, shares at Sep. 30, 2013		38,932,826
Balance at Dec. 31, 2012	1,760,871	38,833	9,437,422	(7,715,384)
Balance, shares at Dec. 31, 2012		38,832,826
Exercise of stock options for common stock	12,450	150	12,300
Exercise of stock options for common stock,Shares		150,000
Stock-based compensation expense for stock options	414,501		414,501
Stock-based compensation expense for restricted stock awards	849,132		849,132
Stock issued in exchange for domain name	100,000	100	99,900
Stock issued in exchange for domain name, shares		100,000
Shares issued for consulting services		50	(50)
Shares issued for consulting services, shares		50,000
Net loss	(4,006,013)			(4,006,013)
Balance at Dec. 31, 2013	$ (869,059)	$ 39,133	$ 10,813,205	$ (11,721,397)
Balance, shares at Dec. 31, 2013		39,132,826